Annual Total Returns (Small Company Growth Portfolio - Investor Shares Annuity) (Small Company Growth Portfolio, Small Company Growth Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Annual Total Return
2012	14.65%
2011	1.36%
2010	31.79%
2009	39.38%
2008	(39.47%)
2007	3.77%
2006	10.21%
2005	6.26%
2004	15.30%
2003	41.07%